Revenue (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Revenue

The Company’s revenues are generated entirely in the Netherlands. In the following table, revenue is disaggregated by primary source of revenue as follows:

	Three months ended		Six months ended
	June 30, 2018	June 30, 2017 Restated*	June 30, 2018	June 30 2017 Restated*
	(euros in thousands)		(euros in thousands)
Upfront payment amortization	4,250	3,973	9,087	6,898
Collaboration income	2,179	1,471	7,195	2,391

Revenue from contracts with customers	6,429	5,444	16,282	9,289
Income from grants on research projects	114	793	182	832

	6,543	6,237	16,464	10,121

*	See Note 3 for details regarding the restatement as a result of a change in accounting policy.

Summary of Changes in Tarde Receivables, Contract Assets and Contract Liabilities

The following table presents changes in the Company’s trade receivables, contract assets and contract liabilities during the six months ended June 30, 2018:

	Balance at December 31, 2017 Restated	Additions	Deductions	Balance at June 30, 2018
	(euros in thousands)
Trade & other receivables
Trade receivables	1,594	12,103	(11,628)	2,069

Total trade & other receivables	1,594	12,103	(11,628)	2,069

Contract assets
Unbilled receivables	710	693	(957)	446

Total contract assets	710	693	(957)	446

Contract liabilities
Deferred revenue	128,486	3,430	(9,226)	122,690

Total contract liabilities	128,486	3,430	(9,226)	122,690